Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other Payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2020	31/12/2019
Suppliers	601,618	581,882
VAT payable	11,694	9,999
Taxation authorities, withholdings payable	6,829	26,839
Social security payable	32,640	15,150
Other public entities	89,926	113,644
Other payables	141,089	165,632
Current income tax liabilities	3,482	5,966
	746,189	753,480